SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021
Insurance	$ 67,323	$ 2,938,246
Prepaid director fees	111,188	107,763
Prepaid interest		6,969
Prepaid marketing services	1,278,399	1,638,179
Prepaid rent	6,672
Prepaid subscriptions	533	35,687
Deposits	833,842	768,033
Prepaid expenses and deposits	$ 2,297,957	$ 5,494,877